Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2019
Other operating income [abstract]
Other operating income

	2017 RMB’000	2018 RMB’000	2019 RMB’000
Government grants (i)	65,703	116,330	69,678
Rental income from investment property (Note 18)	46,700	76,001	76,381
Others	6,607	10,286	4,655

	119,010	202,617	150,714

(i)	Government grants

Grants related to R&D, other tax refund and subsidies of RMB 69,241 thousands (2018: RMB 115,893 thousands, 2017: RMB 65,266 thousands) are included in the government grants line item. There are no unfulfilled conditions or other contingencies attaching to these grants. The Group did not benefit directly from any other forms of government assistance.

Deferral and presentation of government grants

Government grants relating to the purchase of property, plant and equipment are included in non-current liabilities as deferred income and are credited to profit or loss on a straight-line basis over the expected lives of the related assets. See Note 26 for further details. For the year ended 31 December 2019, RMB 437 thousands were included in the government grants line item (2018: RMB 437 thousands, 2017: RMB 437 thousands).